UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

June 30, 2007	   James S. O'Donnell    McLean, Virginia
[Date]              [Signature]    	   [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $24,779,758.54





List of Other Included Managers:
None




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Security	        Type   Quantity 	Cusip	 	Value 		voting
3M CO COM		com	22571.59	88579Y101	$1,958,988.32	sole
PROCTER & GAMBLE CO	com	30830.904	742718109	$1,886,543.02	sole
CATERPILLAR INC		com	21524.675	149123101	$1,685,382.05	sole
EXXON MOBIL CORP 	com	19657.613	30231G102	$1,648,880.58	sole
GENERAL ELECTRIC CO 	com	38567.358	369604103	$1,476,358.46	sole
IBM CORP COM		com	13979.238	459200101	$1,471,314.80	sole
DU PONT  & COMPANY	com	28307.968	263534109	$1,439,177.09	sole
AMERICAN EXPRESS COMPANYcom	22580.365	025816109	$1,381,466.73	sole
UPS CL B		com	18123.327	911312106	$1,323,002.87	sole
CITIGROUP INC COM	com	25781.617	172967101	$1,322,339.13	sole
AT&T			com	31485.75	00206R102	$1,306,658.63	sole
JOHNSON & JOHNSON COM	com	20445		478160104	$1,259,820.90	sole
HOME DEPOT INC COM	com	30232		437076102	$1,189,629.20	sole
JPMORGANCHASE & CO	com	24348.239	46625h100	$1,179,672.18	sole
BANK OF AMERICA COM	com	22389.994	060505104	$1,094,646.81	sole
ALTRIA GROUP INC COM	com	13469.615	02209S103	$944,758.80	sole
CARDINAL FINANCIAL	com	94500		14149F109	$931,770.00	sole
CHEVRON CORP COM	com	9864.031	166764100	$830,945.97	sole
KRAFT FOODS INC CL A	com	9132		50075N104	$321,903.00	sole
ADVANCIS PHARMACEUTIC 	com	50000		00764L109	$126,500.00	sole



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